Finance Costs - Schedule of Finance costs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Finance Costs [Abstract]
Notes payable	$ 61,644
Overdraft	5,907
Lease expense	7,702	4,241	8,464
Total finance costs	$ 75,253	$ 4,241	$ 8,464